Inventories - Schedule of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Oil inventories	$ 7,068	$ 3,650
Warehouse materials and supplies	9,114	11,296
Emissions credits held for use	4,414
Inventories	$ 20,596	$ 14,946